Vessels in Operation (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 23, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Unpaid capitalized expenses		$ 4,179	$ 11,997
Proceeds from Sale of Property, Plant, and Equipment		(0)	$ 5,940
Property, Plant and Equipment, Net		$ 1,631,405		$ 1,664,101
Number of unencumbered vessels		5
Advances for other vessel additions		$ 21,488		12,210
2027 Secured Notes (b) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		43
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 5,940
Collateral description	the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank.
Two Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges				$ 18,830
Number of vessels recognized with impairment charge				2
Property, Plant and Equipment, Net				$ 43,830
Property, Plant, and Equipment, Fair Value Disclosure				$ 25,000